Short-Term Investments - Schedule of Summarizes Inputs Model Used to Estimate the Fair Value of Investment in Warrants (Details)	12 Months Ended
Dec. 31, 2025 $ / shares
Stock price [Member]
Schedule of Summarizes Inputs Model Used to Estimate the Fair Value of Investment in Warrants [Line Items]
Stock price	$ 6.42
Exercise price [Member]
Schedule of Summarizes Inputs Model Used to Estimate the Fair Value of Investment in Warrants [Line Items]
Exercise price	$ 15.15
Expected volatility [Member]
Schedule of Summarizes Inputs Model Used to Estimate the Fair Value of Investment in Warrants [Line Items]
Expected volatility	80.27%
Time to maturity (in years) [Member]
Schedule of Summarizes Inputs Model Used to Estimate the Fair Value of Investment in Warrants [Line Items]
Time to maturity (in years)	2 years 6 months 29 days
Risk-free interest rate [Member]
Schedule of Summarizes Inputs Model Used to Estimate the Fair Value of Investment in Warrants [Line Items]
Risk-free interest rate	3.50%